Commitments and Contingencies - Schedule of Future Minimum Lease Payments under Noncancelable Capital Leases (Details) - USD ($) $ in Thousands	Mar. 31, 2022	Dec. 31, 2021
Commitments And Contingencies Disclosure [Abstract]
2022	$ 4	$ 98
2023	4	4
2024		4
Minimum lease payment including interest	105	106
Amount representing interest	(3)	(4)
Minimum lease payments excluding interest	102	102
2022	97
Minimum lease payments excluding interest	$ 102	$ 102